Document and Entity Information	Sep. 26, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001592058
Document Type	8-K
Document Period End Date	Sep. 26, 2022
Entity Registrant Name	PARTY CITY HOLDCO INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37344
Entity Tax Identification Number	46-0539758
Entity Address, Address Line One	100 Tice Blvd.
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	(914)
Local Phone Number	345-2020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value: $0.01/share
Trading Symbol	PRTY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false